OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-FINANCIAL LIABILITIES [Abstract]
Schedule of composition of non financial liabilities [Text Block]
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Deferred revenues (1)(2)	2,689,083	2,330,058	851,383	644,702	3,540,466	2,974,760
Sales tax	2,556	12,726	-	-	2,556	12,726
Retentions	43,916	34,434	-	-	43,916	34,434
Others taxes	7,555	7,700	-	-	7,555	7,700
Dividends payable	57,129	54,580	-	-	57,129	54,580
Other sundry liabilities	34,982	15,248	-	-	34,982	15,248
Total other non-financial liabilities	2,835,221	2,454,746	851,383	644,702	3,686,604	3,099,448

Schedule of movement of other-non financial liabilities [Text Block]
Adjustment
	Deferred income					application
				Loyalty		IAS 29,
		(1)		(accreditation	Expiration of	Argentina	Others
	Initial balance	Recognition	Use	and exchange)	tickets	hyperinflation	provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	2,849,266	7,690,972	(8,230,750)	944,246	(284,730)	927	4,829	2,974,760

From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466
(1)	The balance includes, mainly, deferred income for services not provided as of December 31, 2019 and December 31, 2018; and programs such as: LATAM Pass, LATAM Fidelidade and Multiplus:

LATAM Pass is the frequent passenger program created by LAN to reward the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles that can be exchanged for free flight tickets or for a varied range of products and services. Customers accumulate LATAM Pass miles every time they fly on LAN, TAM, oneworld® member companies and other airlines associated with the program, as well as buying at stores or using the services of a vast network of companies that have an agreement with the program around the world.

For its part, TAM, thinking of people who travel constantly, created the LATAM Fidelidade program, in order to improve the service and give recognition to those who choose the company. Through the program, customers accumulate points in a wide variety of loyalty programs in a single account and can redeem them in all TAM destinations and associated airline companies, and even more, participate in the Multiplus Fidelidade Network.

Multiplus is a coalition of loyalty programs, with the objective of operating accumulation and exchange of points. This program has a network integrated by associated companies, including hotels, financial institutions, retail companies, supermarkets, vehicle leases and magazines, among many other partners from different segments.

After the merger of Multiplus S.A. described in Note1, the Latam Fidelidade programs and the Multiplus coalition and loyalty program become part of the Latam Pass Brazil Program.

During 2018 the Company signed a renewal of the agreement with Banco Santander-Chile, which one extends its alliance in Chile to continue developing travel benefits to its respective clients during the next 7 years, and during 2019 signed a renewal of the agreement with Banco Crédito del Perú.

On September 26, 2019, the Company signed a framework agreement with Delta Air Lines, Inc, in which the latter agreed to pay ThUS $ 350,000 for compensation of costs and revenues that the Company must incur or cease to receive, respectively, during the transition period until the implementation of the strategic alliance. ThUS$ 150,000 was received on September 2019.

During December 2019, the Company sold its rights to receive future payments of the committed transition. The payments consisted of ThUS $ 200,000 payable in 8 quarterly installments of ThUS $ 25,000 as of January 2, 2020. On December 13, 2019, the Company received ThUS $ 194,068 for said sale. Account receivable was derecognized and ThUS$ 5,932 was recognized as financial cost on income statement.

(2)	As of December 31, 2019, Deferred Income includes ThUS $ 315,225 corresponding to the balance due from the compensation committed from Delta Airlines Inc., which will be recognized in income, on a systematic basis over the period in which related cost it intends to compensate, until the implementation of the strategic alliance. During the year, the Company recognized ThUS $ 4,435 for this concept.

Additionally, the Company maintains a balance of ThUS $ 30,340 in the Commercial accounts payable item of the Statement of Financial Position regarding to Delta compensation, for the cost already incurred.